Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	May 02, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and the company’s financial performance for each of the three years in the period ended December 31, 2025. As indicated above, we are permitted to report as a “smaller reporting company” under SEC rules. Accordingly, we have not included a tabular list of financial performance measures, and the table below (i) only includes the requisite information for three years, (ii) does not include information with respect to peer total stockholder return (“TSR”), and (iii) does not include a column for a Company-Selected Measure as defined in Item 402(v) of Regulation S-K. In accordance with applicable SEC rules, the adjustments described and quantified below were made to the values reported in the Summary Compensation Table for each applicable year to determine the “actual” compensation paid to our principal executive officers (“PEOs”) and the average “actual” compensation paid to our other non-PEO Named Executive Officers (“non-PEO NEOs”).
The following table summarizes compensation values reported in the Summary Compensation Table for our PEOs and the average for our other non-PEO NEOs, as compared to “compensation actually paid” (“CAP”) and the company’s financial performance for the years ended December 31, 2025, 2024, and 2023:

Year (a)	Summary Compensation Table Total for First PEO(1) (b)	Summary Compensation Table Total for Second PEO(1) (b)	Compensation Actually Paid to First PEO(1)(2) (c)	Compensation Actually Paid to Second PEO(1)(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) (d)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2) (e)	Value of Initial Fixed $100 Investment Based On TSR (f)	Net Income (Loss) (g)
2025	$6,932,933	—	$4,222,916	—	$4,223,883	$3,616,580	$1.97	$32,051,000
2024	$3,863,800	—	$3,568,123	—	$3,013,855	$2,728,243	$8.07	$(40,912,000)
2023	$1,625,988	$50,000	$1,625,988	$50,000	$2,564,945	$2,058,802	$11.10	$(79,080,000)

(1)	The first PEO and, if applicable, the second PEO reflected in the table for each of 2025, 2024, and 2023 are as follows: 2025: Edward Kovalik (First PEO) and Second PEO not applicable
2025: Edward Kovalik (First PEO) and Second PEO not applicable
2024: Edward Kovalik (First PEO) and Second PEO not applicable
2023: Edward Kovalik (First PEO) and John D. Maatta (Second PEO)
The non-PEO NEOs reflected in the table for each of 2025, 2024 and 2023 are as follows: 2025: Gary C. Hanna, Craig Owen and Gregory S. Patton
2025: Gary C. Hanna, Craig Owen and Gregory S. Patton
2024: Gary C. Hanna and Craig Owen
2023: Gary C. Hanna and Craig Owen
(2)
The company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate CAP in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for our PEOs and non-PEO NEOs in each respective year.

	2025	2024	2023
FIRST PEO SUMMARY COMPENSATION TABLE TOTALS.	$6,932,933	$3,863,800	$1,625,988
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(5,616,733)	(2,750,000)	—
Fair value at year end of equity awards granted during the year	2,906,716	2,454,323	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—	—	—
Change in fair value of equity awards granted in current year that vested during the year	—	—	—
Change in fair value of equity awards granted in prior years that vested during the year	—	—	—
Equity awards granted in prior years that were forfeited during the year	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—
Total Equity Award Related Adjustments	$(2,710,018)	(295,677)	$—
COMPENSATION ACTUALLY PAID TOTALS	$4,222,916	$3,568,123	$1,625,988

2023
SECOND PEO SUMMARY COMPENSATION TABLE TOTALS	$50,000
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	—
Fair value at year end of equity awards granted during the year	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—
Change in fair value of equity awards granted in current year that vested during the year	—
Change in fair value of equity awards granted in prior years that vested during the year	—
Equity awards granted in prior years that were forfeited during the year	—
Dividends or other earnings paid on equity awards during the year	—
Total Equity Award Related Adjustments	—
COMPENSATION ACTUALLY PAID TOTALS	$50,000

	2025	2024	2023
NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTALS	$4,223,883	$3,013,855	$2,564,945
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(3,184,511)	(1,900,000)	(1,457,143)
Fair value at year end of equity awards granted during the year	2,577,208	1,614,388	951,000
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—	—	—
Change in fair value of equity awards granted in current year that vested during the year	—	—	—
Change in fair value of equity awards granted in prior years that vested during the year	—	—	—
Equity awards granted in prior years that were forfeited during the year	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—
Total Equity Award Related Adjustments	$(607,303)	$(285,612)	$(506,143)
COMPENSATION ACTUALLY PAID TOTALS	$3,616,580	$2,728,243	$2,058,802

Named Executive Officers, Footnote
(1)	The first PEO and, if applicable, the second PEO reflected in the table for each of 2025, 2024, and 2023 are as follows: 2025: Edward Kovalik (First PEO) and Second PEO not applicable
2025: Edward Kovalik (First PEO) and Second PEO not applicable
2024: Edward Kovalik (First PEO) and Second PEO not applicable
2023: Edward Kovalik (First PEO) and John D. Maatta (Second PEO)
The non-PEO NEOs reflected in the table for each of 2025, 2024 and 2023 are as follows: 2025: Gary C. Hanna, Craig Owen and Gregory S. Patton
2025: Gary C. Hanna, Craig Owen and Gregory S. Patton
2024: Gary C. Hanna and Craig Owen
2023: Gary C. Hanna and Craig Owen

Adjustment To PEO Compensation, Footnote
(2)
The company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate CAP in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for our PEOs and non-PEO NEOs in each respective year.

	2025	2024	2023
FIRST PEO SUMMARY COMPENSATION TABLE TOTALS.	$6,932,933	$3,863,800	$1,625,988
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(5,616,733)	(2,750,000)	—
Fair value at year end of equity awards granted during the year	2,906,716	2,454,323	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—	—	—
Change in fair value of equity awards granted in current year that vested during the year	—	—	—
Change in fair value of equity awards granted in prior years that vested during the year	—	—	—
Equity awards granted in prior years that were forfeited during the year	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—
Total Equity Award Related Adjustments	$(2,710,018)	(295,677)	$—
COMPENSATION ACTUALLY PAID TOTALS	$4,222,916	$3,568,123	$1,625,988

2023
SECOND PEO SUMMARY COMPENSATION TABLE TOTALS	$50,000
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	—
Fair value at year end of equity awards granted during the year	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—
Change in fair value of equity awards granted in current year that vested during the year	—
Change in fair value of equity awards granted in prior years that vested during the year	—
Equity awards granted in prior years that were forfeited during the year	—
Dividends or other earnings paid on equity awards during the year	—
Total Equity Award Related Adjustments	—
COMPENSATION ACTUALLY PAID TOTALS	$50,000

Non-PEO NEO Average Total Compensation Amount			$ 4,223,883	$ 3,013,855	$ 2,564,945
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,616,580	2,728,243	2,058,802
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate CAP in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for our PEOs and non-PEO NEOs in each respective year.

	2025	2024	2023
NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTALS	$4,223,883	$3,013,855	$2,564,945
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(3,184,511)	(1,900,000)	(1,457,143)
Fair value at year end of equity awards granted during the year	2,577,208	1,614,388	951,000
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—	—	—
Change in fair value of equity awards granted in current year that vested during the year	—	—	—
Change in fair value of equity awards granted in prior years that vested during the year	—	—	—
Equity awards granted in prior years that were forfeited during the year	—	—	—
Dividends or other earnings paid on equity awards during the year	—	—	—
Total Equity Award Related Adjustments	$(607,303)	$(285,612)	$(506,143)
COMPENSATION ACTUALLY PAID TOTALS	$3,616,580	$2,728,243	$2,058,802

Compensation Actually Paid vs. Total Shareholder Return
The following graph illustrates the relationship between CAP for our PEOs and average CAP for our non-PEO NEOs and the cumulative TSR on our common stock. The cumulative TSR presented below assumes a $100 investment on December 31, 2023, 2024 and 2025 and the reinvestment of dividends for each year presented below.

Compensation Actually Paid vs. Net Income
The following graph illustrates the relationship between CAP for our PEOs and average CAP for our non-PEO NEOs and the Company’s net income (loss) for each of the years ended December 31, 2023, 2024 and 2025.

Total Shareholder Return Amount			$ 1.97	8.07	11.1
Net Income (Loss)			$ 32,051,000	$ (40,912,000)	(79,080,000)
PEO Name	John D. Maatta	Edward Kovalik	Edward Kovalik	Edward Kovalik
Edward Kovalik [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,932,933	$ 3,863,800	1,625,988
PEO Actually Paid Compensation Amount			4,222,916	3,568,123	1,625,988
John D. Maatta [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	50,000
PEO Actually Paid Compensation Amount			0	0	50,000
PEO | Edward Kovalik [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,710,018)	(295,677)	0
PEO | Edward Kovalik [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,616,733)	(2,750,000)	0
PEO | Edward Kovalik [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,906,716	2,454,323	0
PEO | Edward Kovalik [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Edward Kovalik [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Edward Kovalik [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Edward Kovalik [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Edward Kovalik [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | John D. Maatta [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | John D. Maatta [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | John D. Maatta [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | John D. Maatta [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | John D. Maatta [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | John D. Maatta [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | John D. Maatta [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | John D. Maatta [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(607,303)	(285,612)	(506,143)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,184,511)	(1,900,000)	(1,457,143)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,577,208	1,614,388	951,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0